UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

ALLIANCEBERNSTEIN TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2010

Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Value Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Financials - 20.3%
Capital Markets - 2.1%
Deutsche Bank AG	17,900	$1,113,083
Goldman Sachs Group, Inc. (The)	4,300	588,842
Morgan Stanley	32,900	812,301

		2,514,226

Commercial Banks - 8.6%
Banco do Brasil SA	55,800	904,873
Barclays PLC	328,200	1,506,773
BB&T Corp.	17,800	393,736
BNP Paribas	6,043	374,372
Comerica, Inc.	11,000	378,510
Danske Bank A/S (a)	68,100	1,504,185
Fifth Third Bancorp	31,700	350,285
KB Financial Group, Inc.	24,140	980,936
National Bank of Canada	13,100	756,504
UniCredit SpA	583,165	1,359,397
Wells Fargo & Co.	87,900	2,070,045

		10,579,616

Consumer Finance - 1.2%
ORIX Corp.	19,460	1,463,275

Diversified Financial Services - 2.1%
Bank of America Corp.	49,300	613,785
JPMorgan Chase & Co.	54,800	1,992,528

		2,606,313

Insurance - 4.7%
Allianz SE	16,100	1,643,588
Old Mutual PLC	728,218	1,415,204
Travelers Cos., Inc. (The)	36,630	1,794,137
XL Group PLC	52,000	931,320

		5,784,249

Real Estate Management & Development - 1.6%
Mitsui Fudosan Co., Ltd.	119,000	1,931,050

		24,878,729

Consumer Discretionary - 17.0%
Automobiles - 4.0%
Bayerische Motoren Werke AG	37,200	1,954,598
Ford Motor Co. (a)	127,100	1,434,959
Nissan Motor Co., Ltd. (a)	200,400	1,527,448

		4,917,005

Hotels, Restaurants & Leisure - 1.6%
Royal Caribbean Cruises Ltd. (a)	40,900	1,004,504
Thomas Cook Group PLC	199,800	554,330
TUI Travel PLC	124,900	384,256

		1,943,090

Household Durables - 1.4%
Garmin Ltd.	24,500	651,945

Sharp Corp.	108,000	1,033,326

		1,685,271

Media - 7.9%
CBS Corp.-Class B	83,600	1,155,352
Comcast Corp.-Class A	53,500	915,920
Lagardere SCA	30,713	1,101,687
News Corp.-Class A	106,400	1,337,448
Time Warner Cable, Inc.-Class A	32,770	1,691,260
Time Warner, Inc.	67,233	2,015,645
Vivendi SA	65,370	1,516,676

		9,733,988

Multiline Retail - 0.3%
Marks & Spencer Group PLC	73,400	387,813

Specialty Retail - 1.8%
Esprit Holdings Ltd.	211,400	1,192,722
Gap, Inc. (The)	33,300	562,437
Ross Stores, Inc.	9,100	451,633

		2,206,792

		20,873,959

Energy - 10.7%
Energy Equipment & Services - 0.6%
Ensco PLC (Sponsored ADR)	13,500	555,255
Rowan Cos., Inc. (a)	5,500	141,405

		696,660

Oil, Gas & Consumable Fuels - 10.1%
BP PLC	294,000	1,696,745
ConocoPhillips	33,450	1,753,783
Devon Energy Corp.	24,300	1,464,804
Gazprom OAO (Sponsored ADR)	35,000	715,750
KazMunaiGas Exploration Production (GDR) (b)	30,350	535,374
Marathon Oil Corp.	30,200	920,798
Newfield Exploration Co. (a)	10,100	484,901
Nexen, Inc. (Toronto)	85,977	1,592,391
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	107,362	2,842,415
Suncor Energy, Inc. (Toronto)	12,972	393,047

		12,400,008

		13,096,668

Information Technology - 9.3%
Communications Equipment - 1.0%
Motorola, Inc. (a)	160,300	1,207,059

Computers & Peripherals - 2.7%
Dell, Inc. (a)	93,400	1,099,318
Hewlett-Packard Co.	39,300	1,512,264
Toshiba Corp. (a)	153,000	719,152

		3,330,734

Electronic Equipment, Instruments & Components - 2.5%
AU Optronics Corp. (a)	981,590	843,553
Corning, Inc.	75,800	1,188,544

Tyco Electronics Ltd.	45,200	1,108,304

		3,140,401

IT Services - 1.8%
Cap Gemini SA	21,600	910,647
International Business Machines Corp.	10,200	1,256,946

		2,167,593

Semiconductors & Semiconductor Equipment - 0.8%
Samsung Electronics Co., Ltd.	1,510	954,692

Software - 0.5%
Microsoft Corp.	26,100	612,828

		11,413,307

Consumer Staples - 9.3%
Food & Staples Retailing - 0.9%
Safeway, Inc.	56,600	1,064,080

Food Products - 3.8%
Archer-Daniels-Midland Co.	41,800	1,286,604
Bunge Ltd.	28,600	1,515,800
Nutreco Holding NV	5,840	337,960
Sara Lee Corp.	72,000	1,039,680
Smithfield Foods, Inc. (a)	28,500	459,705

		4,639,749

Household Products - 1.8%
Procter & Gamble Co. (The)	37,900	2,261,493

Tobacco - 2.8%
Altria Group, Inc.	115,950	2,588,004
Japan Tobacco, Inc.	258	801,505

		3,389,509

		11,354,831

Industrials - 8.5%
Aerospace & Defense - 1.5%
BAE Systems PLC	89,500	402,938
Northrop Grumman Corp.	26,200	1,417,944

		1,820,882

Airlines - 0.6%
Delta Air Lines, Inc. (a)	72,500	758,350

Building Products - 0.2%
Asahi Glass Co., Ltd.	32,000	312,230
Cie de St-Gobain	47	1,716

		313,946

Construction & Engineering - 0.9%
Bouygues SA	26,800	1,081,965

Industrial Conglomerates - 0.8%
Bidvest Group Ltd.	53,700	990,490

Machinery - 2.3%
Ingersoll-Rand PLC	50,400	1,639,512
Parker Hannifin Corp.	5,200	307,632

SPX Corp.	14,700	824,082

		2,771,226

Professional Services - 0.6%
Randstad Holding NV (a)	19,600	726,947

Trading Companies & Distributors - 1.6%
Mitsubishi Corp.	68,400	1,465,635
Noble Group Ltd.	392,545	457,756

		1,923,391

		10,387,197

Health Care - 8.3%
Biotechnology - 0.7%
Gilead Sciences, Inc. (a)	28,100	895,266

Pharmaceuticals - 7.6%
AstraZeneca PLC	37,800	1,858,074
Bayer AG	24,100	1,469,999
Johnson & Johnson	30,900	1,761,918
Novartis AG	15,480	811,487
Pfizer, Inc.	163,300	2,601,369
Sanofi-Aventis SA	13,661	782,042

		9,284,889

		10,180,155

Materials - 7.1%
Chemicals - 1.1%
Agrium, Inc.	9,100	633,633
CF Industries Holdings, Inc.	7,026	649,905

		1,283,538

Metals & Mining - 6.0%
Freeport-McMoRan Copper & Gold, Inc.	19,500	1,403,610
Kazakhmys PLC	20,500	360,817
Mitsubishi Materials Corp. (a)	250,000	661,016
Rio Tinto PLC	38,500	1,936,475
Tata Steel Ltd.	33,000	366,519
Vale SA (Sponsored ADR) (Local Preference Shares)	25,400	599,948
Xstrata PLC	129,210	2,016,371

		7,344,756

		8,628,294

Telecommunication Services - 4.8%
Diversified Telecommunication Services - 2.0%
France Telecom SA	35,000	711,434
Telecom Italia SpA (ordinary shares)	884,900	1,192,392
Telecom Italia SpA (savings shares)	565,000	619,796

		2,523,622

Wireless Telecommunication Services - 2.8%
KDDI Corp.	82	395,458
Sprint Nextel Corp. (a)	141,488	577,271

Vodafone Group PLC	1,011,812	2,429,419

		3,402,148

		5,925,770

Utilities - 4.3%
Electric Utilities - 2.6%
E.ON AG	60,800	1,706,488
EDF SA	26,900	1,068,743
Pepco Holdings, Inc.	24,300	436,185

		3,211,416

Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc.	33,900	994,287

Multi-Utilities - 0.9%
NiSource, Inc.	62,700	1,087,218

		5,292,921

Total Common Stocks (cost $136,141,407)		122,031,831

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.19% (c) (cost $365,107)	365,107	365,107

Total Investments - 99.9% (cost $136,506,514) (d)		122,396,938
Other assets less liabilities - 0.1% (e)		119,751

Net Assets - 100.0%		$122,516,689

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
S&P 500 Mini Index Futures	12	September 2010	$651,739	$628,980	$(22,759)
Topix Index Futures	7	September 2010	713,725	667,004	(46,721)

					$(69,480)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 11/15/10	1,254	$1,137,089	$1,105,936	$(31,153)
Australian Dollar settling 11/15/10	1,269	1,115,844	1,119,165	3,321
Canadian Dollar settling 11/15/10	607	579,204	568,500	(10,704)
Japanese Yen settling 11/15/10	190,444	2,194,713	2,268,784	74,071
Japanese Yen settling 11/15/10	229,036	2,692,261	2,728,535	36,274
New Zealand Dollar settling 11/15/10	9,362	6,817,221	6,489,161	(328,060)
Norwegian Krone settling 11/15/10	43,212	7,241,345	6,824,069	(417,276)
Pound Sterling settling 11/15/10	1,154	1,790,743	1,768,966	(21,777)
Pound Sterling settling 11/15/10	993	1,540,908	1,522,169	(18,739)
Swedish Krona settling 11/15/10	17,880	2,433,547	2,415,959	(17,588)
Swedish Krona settling 11/15/10	13,566	1,913,669	1,833,048	(80,621)
Swedish Krona settling 11/15/10	17,233	2,309,787	2,328,535	18,748
Sale Contracts:
Canadian Dollar settling 11/15/10	458	433,774	428,951	4,823
Canadian Dollar settling 11/15/10	3,655	3,563,872	3,423,178	140,694
Euro settling 11/15/10	11,252	14,973,261	14,257,586	715,675
New Zealand Dollar settling 11/15/10	2,023	1,413,045	1,402,219	10,826
Norwegian Krone settling 11/15/10	2,371	376,722	374,430	2,292
Pound Sterling settling 11/15/10	993	1,512,935	1,522,169	(9,234)
Swiss Franc settling 11/15/10	617	594,802	608,147	(13,345)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the market value of this security amounted to $535,374 or 0.4% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(d)	As of August 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,072,585 and gross unrealized depreciation of investments was $(21,182,161), resulting in net unrealized depreciation of $(14,109,576).
(e)	An amount of U.S. $80,028 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

AllianceBernstein Global Value Fund

Portfolio Summary

August 31, 2010 (unaudited)

COUNTRY BREAKDOWN *

48.6%	United States
12.7%	United Kingdom
8.4%	Japan
6.4%	Germany
6.2%	France
3.2%	Netherlands
2.8%	Canada
2.6%	Italy
1.6%	South Korea
1.3%	Hong Kong
1.2%	Brazil
1.2%	Denmark
0.8%	South Africa
2.7%	Other
0.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of August 31, 2010. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: India, Kazakhstan, Russia, Switzerland and Taiwan.

AllianceBernstein Global Value Fund

August 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$11,586,866	$13,291,863		$—	$24,878,729
Consumer Discretionary	11,221,103	9,652,856		—	20,873,959
Energy	7,841,758	5,254,910		—	13,096,668
Information Technology	7,985,263	3,428,044		—	11,413,307
Consumer Staples	10,215,366	1,139,465		—	11,354,831
Industrials	4,947,520	5,439,677		—	10,387,197
Health Care	5,258,553	4,921,602		—	10,180,155
Materials	3,287,096	5,341,198		—	8,628,294
Telecommunication Services	1,288,705	4,637,065		—	5,925,770
Utilities	2,517,690	2,775,231		—	5,292,921
Short-Term Investments	365,107	—		—	365,107

Total Investments in Securities	66,515,027	55,881,911	+	—	122,396,938
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	1,006,724		—	1,006,724
Liabilities
Futures Contracts	(69,480)	—		—	(69,480)
Forward Currency Exchange Contracts	—	(948,497)		—	(948,497)

Total	$66,445,547	$55,940,138		$—	$122,385,685

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund's investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Energy	Total
Balance as of 11/30/09	$297,813	$297,813
Accrued discounts /premiums	—	—
Realized gain (loss)	135,066	135,066
Change in unrealized appreciation/depreciation	(132,476)	(132,476)
Net purchases (sales)	(300,403)	(300,403)
Net transfers in to Level 3	—	—
Net transfers out of Level 3	—	—

Balance as of 8/31/10	$—	$—

Net change in unrealized appreciation/depreciationfrom Investments held as of 8/31/10	$—	$—

AllianceBernstein International Value Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Financials - 22.2%
Capital Markets - 1.1%
Deutsche Bank AG	535,100	$33,274,358

Commercial Banks - 14.1%
Banco do Brasil SA	861,200	13,965,538
Bank of China Ltd.	24,556,000	12,405,750
Barclays PLC	8,826,500	40,522,637
BNP Paribas	900,013	55,757,009
Danske Bank A/S (a)	1,003,100	22,156,351
Hana Financial Group, Inc.	886,400	22,820,384
KB Financial Group, Inc.	636,003	25,844,172
KB Financial Group, Inc. (ADR)	6,700	272,958
KBC Groep NV (a)	210,100	8,673,456
National Australia Bank Ltd.	2,610,900	54,140,094
National Bank of Canada	305,300	17,630,585
Societe Generale	721,615	36,389,554
Sumitomo Mitsui Financial Group, Inc.	1,378,400	40,906,647
Turkiye Garanti Bankasi AS	2,842,800	13,659,009
Turkiye Vakiflar Bankasi Tao-Class D	9,164,200	24,562,637
UniCredit SpA	13,522,770	31,522,495

		421,229,276

Consumer Finance - 1.3%
ORIX Corp.	518,570	38,993,357

Insurance - 3.6%
Allianz SE	545,045	55,641,568
Aviva PLC	3,901,000	22,534,226
Muenchener Rueckversicherungs AG (MunichRe)	125,600	16,005,574
Old Mutual PLC	6,431,600	12,499,037

		106,680,405

Real Estate Management & Development - 2.1%
Mitsui Fudosan Co., Ltd.	2,343,600	38,030,322
New World Development Ltd.	2,744,641	4,426,819
Sumitomo Realty & Development Co., Ltd.	1,095,100	20,898,742

		63,355,883

		663,533,279

Consumer Discretionary - 11.5%
Auto Components - 0.0%
NGK Spark Plug Co., Ltd.	12,400	144,707

Automobiles - 3.4%
Bayerische Motoren Werke AG	697,100	36,627,697
Nissan Motor Co., Ltd. (a)	5,784,200	44,087,139
Renault SA (a)	509,200	20,570,006

		101,284,842

Distributors - 0.0%
Inchcape PLC (a)	23,300	91,185

Hotels, Restaurants & Leisure - 0.9%
Thomas Cook Group PLC	4,320,255	11,986,228
TUI Travel PLC	4,361,900	13,419,412

		25,405,640

Household Durables - 2.1%
Electrolux AB	11,000	211,298
Sharp Corp.	2,837,100	27,144,890
Sony Corp.	1,215,600	34,070,842

		61,427,030

Leisure Equipment & Products - 0.2%
Namco Bandai Holdings, Inc.	623,800	5,920,246

Media - 2.7%
Informa PLC	17,700	103,730
Lagardere SCA	1,090,900	39,130,991
Vivendi SA	1,792,830	41,596,191

		80,830,912

Multiline Retail - 0.7%
Marks & Spencer Group PLC	1,751,700	9,255,209
PPR	96,400	12,496,623

		21,751,832

Specialty Retail - 1.0%
Esprit Holdings Ltd.	5,269,602	29,731,189

Textiles, Apparel & Luxury Goods - 0.5%
Yue Yuen Industrial Holdings Ltd.	4,583,000	15,055,726

		341,643,309

Energy - 11.1%
Energy Equipment & Services - 0.0%
Cie Generale de Geophysique-Veritas (a)	6,000	100,623
Petroleum Geo-Services ASA (a)	10,300	91,858

		192,481

Oil, Gas & Consumable Fuels - 11.1%
BP PLC	10,618,600	61,282,513
ENI SpA	1,785,700	35,282,018
Gazprom OAO (Sponsored ADR)	1,293,800	26,458,210
JX Holdings, Inc. (a)	35,100	177,709
KazMunaiGas Exploration Production (GDR) (b)	783,900	13,827,996
Nexen, Inc. (Toronto)	1,904,014	35,264,478
OMV AG	298,800	9,606,154
Penn West Energy Trust	1,488,040	27,950,899
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	3,462,878	91,679,878
Suncor Energy, Inc. (Toronto)	976,344	29,582,853

		331,112,708

		331,305,189

Materials - 10.9%
Chemicals - 1.6%
Agrium, Inc.	395,000	27,503,868
Air Water, Inc.	4,900	54,520
Arkema SA	348,500	14,513,505
Incitec Pivot Ltd.	1,677,037	5,065,406

		47,137,299

Construction Materials - 0.0%
Boral Ltd.	22,900	89,882

Metals & Mining - 9.3%
BHP Billiton Ltd.	439,500	14,581,667
Dowa Holdings Co., Ltd.	1,697,700	8,769,985
Eurasian Natural Resources Corp. PLC	498,200	6,437,827
JFE Holdings, Inc.	331,800	9,790,415
Kazakhmys PLC (a)	1,175,100	20,682,743
Lundin Mining Corp. (a)	38,600	153,481
Mitsubishi Materials Corp. (a)	6,817,000	18,024,589
Rio Tinto PLC	1,376,800	69,250,357
Tata Steel Ltd.	2,228,300	24,748,929
ThyssenKrupp AG	851,000	23,243,239
Vale SA (Sponsored ADR) (Local Preference Shares) (a)	1,072,100	25,323,002
Xstrata PLC	3,711,090	57,912,950

		278,919,184

		326,146,365

Telecommunication Services - 9.3%
Diversified Telecommunication Services - 5.7%
France Telecom SA	1,642,800	33,392,698
Nippon Telegraph & Telephone Corp.	1,110,900	47,766,188
Telecom Corp. of New Zealand Ltd.	9,609,610	13,431,186
Telecom Italia SpA (ordinary shares)	26,774,600	36,078,444
Telecom Italia SpA (savings shares)	16,022,800	17,576,754
Telefonica SA	394,600	8,721,393
Telstra Corp. Ltd.	5,516,000	13,547,928

		170,514,591

Wireless Telecommunication Services - 3.6%
KDDI Corp.	3,958	19,088,079
Vodafone Group PLC	35,894,365	86,184,427

		105,272,506

		275,787,097

Industrials - 9.0%
Aerospace & Defense - 1.5%
BAE Systems PLC	5,655,300	25,460,702
Bombardier, Inc. - Class B	2,634,700	10,970,196
Rolls-Royce Group PLC (a)	887,370	7,508,017

		43,938,915

Building Products - 0.5%
Asahi Glass Co., Ltd.	1,586,000	15,474,888

Commercial Services & Supplies - 0.0%
Rentokil Initial PLC (a)	51,300	73,542

Construction & Engineering - 1.0%
Bouygues SA	712,000	28,744,742

Industrial Conglomerates - 0.7%
Bidvest Group Ltd.	1,130,998	20,861,120

Machinery - 0.3%
Vallourec SA	99,982	8,558,997

Professional Services - 0.8%
Randstad Holding NV (a)	645,975	23,958,652

Road & Rail - 0.6%
East Japan Railway Co.	121,000	7,825,322
Firstgroup PLC	2,173,200	11,556,590

		19,381,912

Trading Companies & Distributors - 3.6%
ITOCHU Corp.	2,827,800	23,053,105
Mitsubishi Corp.	2,024,800	43,386,227
Mitsui & Co., Ltd.	2,479,300	32,274,284
Noble Group Ltd.	6,725,818	7,843,132

		106,556,748

		267,549,516

Health Care - 8.4%
Health Care Providers & Services - 0.1%
Celesio AG	145,890	2,947,465

Pharmaceuticals - 8.3%
AstraZeneca PLC	1,566,100	76,982,255
Bayer AG	720,000	43,916,978
Novartis AG	1,478,330	77,496,536
Sanofi-Aventis SA	877,882	50,255,488

		248,651,257

		251,598,722

Information Technology - 6.0%
Computers & Peripherals - 1.4%
Toshiba Corp. (a)	8,980,800	42,212,815

Electronic Equipment, Instruments & Components - 1.1%
AU Optronics Corp. (a)	39,636,480	34,062,573

IT Services - 0.8%
Cap Gemini SA	575,100	24,245,985

Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	9,000	78,406

Semiconductors & Semiconductor Equipment - 2.4%
Samsung Electronics Co., Ltd.	90,560	57,256,190
United Microelectronics Corp.	31,766,000	12,766,827

		70,023,017

Software - 0.3%
Konami Corp.	552,300	8,882,955

		179,505,751

Consumer Staples - 5.5%
Beverages - 0.9%
Asahi Breweries Ltd.	1,414,000	26,653,380

Food & Staples Retailing - 1.4%
Aeon Co., Ltd.	1,337,200	14,255,484
Casino Guichard Perrachon SA	347,900	28,104,922
Koninklijke Ahold NV	9,200	112,938

		42,473,344

Food Products - 0.2%
Nutreco Holding NV	90,653	5,246,076

Tobacco - 3.0%
British American Tobacco PLC	975,200	33,042,827
Imperial Tobacco Group PLC	765,000	21,053,514
Japan Tobacco, Inc.	11,751	36,505,766

		90,602,107

		164,974,907

Utilities - 4.5%
Electric Utilities - 3.9%
E.ON AG	1,868,200	52,435,199
EDF SA	525,800	20,890,153
Tokyo Electric Power Co., Inc. (The)	1,434,600	41,707,771

		115,033,123

Gas Utilities - 0.3%
Tokyo Gas Co., Ltd.	2,257,500	10,521,211

Multi-Utilities - 0.3%
RWE AG	133,610	8,745,148

		134,299,482

Total Common Stocks (cost $3,324,904,773)		$2,936,343,617

SHORT-TERM INVESTMENTS - 0.6%	Shares
Investment Companies - 0.6%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.19% (c) (cost $18,007,207)	18,007,207	18,007,207

Total Investments - 99.0% (cost $3,342,911,980) (d)		2,954,350,824
Other assets less liabilities - 1.0%		28,360,629

Net Assets - 100.0%		2,982,711,453

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	536	September 2010	$17,049,970	$17,762,289	$712,319
Topix Index Futures	165	September 2010	16,589,339	15,722,235	(867,104)

					$(154,785)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 9/15/10	38,664	$33,128,862	$34,346,548	$1,217,686
Australian Dollar settling 9/15/10	107,408	92,031,471	95,414,183	3,382,712
Australian Dollar settling 9/15/10	83,460	73,580,005	74,140,359	560,354
Canadian Dollar settling 9/15/10	9,986	9,442,937	9,362,647	(80,290)
Euro settling 9/15/10	11,437	14,825,897	14,493,311	(332,586)
Japanese Yen settling 9/15/10	1,544,521	17,783,162	18,387,416	604,254
Japanese Yen settling 9/15/10	4,470,291	51,469,621	53,218,505	1,748,884
Japanese Yen settling 9/15/10	2,452,680	26,480,820	29,198,986	2,718,166
Japanese Yen settling 9/15/10	8,188,500	90,618,844	97,483,526	6,864,682
New Zealand Dollar settling 9/15/10	60,978	42,975,465	42,476,791	(498,674)
Norwegian Krone settling 9/15/10	518,470	76,768,290	82,144,683	5,376,393
Norwegian Krone settling 9/15/10	496,246	76,271,145	78,623,585	2,352,440
Pound Sterling settling 9/15/10	64,837	96,006,739	99,428,347	3,421,608
Pound Sterling settling 9/15/10	65,757	98,370,828	100,839,178	2,468,350
Pound Sterling settling 9/15/10	9,437	14,117,516	14,471,757	354,241
Pound Sterling settling 12/15/10	112,027	173,069,392	171,695,218	(1,374,174)
Pound Sterling settling 9/15/10	15,450	23,880,138	23,692,767	(187,371)
Swedish Krona settling 9/15/10	646,387	80,129,295	87,432,393	7,303,098
Swedish Krona settling 9/15/10	565,441	72,773,360	76,483,376	3,710,016
Swiss Franc settling 9/15/10	17,466	15,184,789	17,205,641	2,020,852
Swiss Franc settling 9/15/10	33,040	30,161,947	32,547,485	2,385,538
Swiss Franc settling 9/15/10	96,796	92,035,903	95,353,099	3,317,196
Sale Contracts:
Australian Dollar settling 9/15/10	38,664	32,108,132	34,346,548	(2,238,416)
Australian Dollar settling 9/15/10	66,191	56,787,907	58,799,719	(2,011,812)
Australian Dollar settling 9/15/10	61,975	53,468,931	55,054,502	(1,585,571)
Australian Dollar settling 9/15/10	41,217	35,559,967	36,614,464	(1,054,497)
Australian Dollar settling 9/15/10	21,485	19,081,043	19,085,857	(4,814)
British Pound settling 9/15/10	12,474	18,464,264	19,129,034	(664,770)
British Pound settling 9/15/10	37,693	54,521,417	57,802,685	(3,281,268)
Canadian Dollar settling 9/15/10	8,188	7,793,790	7,676,883	116,907
Canadian Dollar settling 9/15/10	127,374	120,654,738	119,422,977	1,231,761
Canadian Dollar settling 9/15/10	8,645	8,389,946	8,105,356	284,590
Canadian Dollar settling 12/15/10	18,268	17,159,980	17,098,586	61,394
Euro settling 9/15/10	66,659	79,664,837	84,472,293	(4,807,456)
Euro settling 9/15/10	127,065	157,533,916	161,020,597	(3,486,681)
Euro settling 9/15/10	48,862	60,126,645	61,919,399	(1,792,754)
Euro settling 12/15/10	82,664	104,517,055	104,737,768	(220,713)
Euro settling 9/15/10	11,424	14,357,683	14,476,837	(119,154)
Japanese Yen settling 9/15/10	5,871,218	64,658,855	69,896,444	(5,237,589)
Japanese Yen settling 9/15/10	4,470,291	50,019,481	53,218,505	(3,199,024)
Japanese Yen settling 9/15/10	4,769,962	53,372,593	56,786,068	(3,413,475)
Japanese Yen settling 9/15/10	1,544,521	18,401,394	18,387,416	13,978
Japanese Yen settling 12/15/10	8,199,524	97,793,834	97,719,509	74,325
New Zealand Dollar settling 9/15/10	15,557	10,918,680	10,836,883	81,797
Norwegian Krone settling 9/15/10	61,065	9,701,188	9,674,938	26,250
Pound Sterling settling 9/15/10	24,107	34,638,263	36,968,385	(2,330,122)
Pound Sterling settling 9/15/10	57,520	87,661,055	88,207,636	(546,581)
Pound Sterling settling 9/15/10	8,237	12,685,392	12,631,542	53,850
Pound Sterling settling 9/15/10	15,450	23,793,773	23,692,767	101,006
Swedish Krona settling 9/15/10	57,722	7,860,777	7,807,664	53,113

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the market value of this security amounted to $13,827,996 or 0.5% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.

(d)	As of August 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $176,186,525 and gross unrealized depreciation of investments was $(564,747,681), resulting in net unrealized depreciation of $(388,561,156).

An amount of U.S. 1,925,972 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

AllianceBernstein International Value Fund

Portfolio Summary

August 31, 2010 (unaudited)

COUNTRY BREAKDOWN *

22.2%	Japan
19.9%	United Kingdom
14.0%	France
9.2%	Germany
5.1%	Canada
4.1%	Netherlands
4.1%	Italy
3.6%	South Korea
3.0%	Australia
2.6%	Switzerland
1.9%	Hong Kong
1.6%	Taiwan
1.3%	Brazil
6.8%	Other

0.6%	Short-Term Investments

100%	Total Investments

*	All data are as of August 31, 2010. The Fund’s sector and country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Austria, Belgium, China, Denmark, India, Kazakhstan, New Zealand, Norway, Russia, South Africa, Spain, Sweden and Turkey.

AllianceBernstein International Value Fund

August 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$31,869,081	$631,664,198	$—	$663,533,279
Consumer Discretionary	—	341,643,309	—	341,643,309
Energy	106,626,226	224,678,963	—	331,305,189
Materials	52,980,351	273,166,014	—	326,146,365
Telecommunication Services	33,392,698	242,394,399	—	275,787,097
Industrials	10,970,196	256,579,320	—	267,549,516
Health Care	—	251,598,722	—	251,598,722
Information Technology	—	179,505,751	—	179,505,751
Consumer Staples	—	164,974,907	—	164,974,907
Utilities	—	134,299,482	—	134,299,482
Short-Term Investments	18,007,207	—	—	18,007,207

Total Investments in Securities	253,845,759	2,700,505,065+	—	2,954,350,824
Other Financial Instruments* :
Assets
Futures Contracts	712,319	—	—	712,319
Forward Currency Exchange Contracts	—	51,905,440	—	51,905,440
Liabilities
Futures Contracts	(867,104)	—	—	(867,104)
Forward Currency Exchange Contracts	—	(38,467,792)	—	(38,467,792)

Total	$253,690,974	$2,713,942,713	$—	$2,967,633,687

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

AllianceBernstein Small/Mid Cap Value Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Financials - 25.5%
Capital Markets - 0.6%
MF Global Holdings Ltd. (a)	1,091,700	$7,205,220

Commercial Banks - 7.6%
Associated Banc-Corp	828,565	9,992,494
CapitalSource, Inc.	1,369,400	6,915,470
City National Corp.	128,350	6,217,274
Comerica, Inc.	384,300	13,223,763
Marshall & Ilsley Corp.	1,668,400	10,928,020
Popular, Inc. (a)	3,353,333	8,584,532
Susquehanna Bancshares, Inc.	1,230,600	9,734,046
Umpqua Holdings Corp.	534,480	5,558,592
Webster Financial Corp.	545,200	8,772,268
Whitney Holding Corp.	879,635	6,535,688

		86,462,147

Insurance - 6.7%
Aspen Insurance Holdings Ltd.	547,000	15,534,800
Endurance Specialty Holdings Ltd.	308,100	11,350,404
Fidelity National Financial, Inc. - Class A	509,400	7,391,394
Platinum Underwriters Holdings Ltd.	363,500	14,616,335
Reinsurance Group of America, Inc. - Class A	285,100	12,470,274
StanCorp Financial Group, Inc.	151,300	5,390,819
Unum Group	450,850	9,039,543

		75,793,569

Real Estate Investment Trusts (REITs) - 5.9%
Brandywine Realty Trust	710,700	7,810,593
BRE Properties, Inc.	175,900	7,190,792
Camden Property Trust	327,100	14,968,096
CBL & Associates Properties, Inc.	585,700	7,145,540
DiamondRock Hospitality Co. (a)	1,136,800	9,958,368
Sunstone Hotel Investors, Inc. (a)	1,123,720	9,630,280
Tanger Factory Outlet Centers	233,900	10,810,858

		67,514,527

Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc. - Class A (a)	614,700	10,093,374
Jones Lang LaSalle, Inc.	122,800	9,272,628

		19,366,002

Thrifts & Mortgage Finance - 3.0%
Astoria Financial Corp.	578,067	6,971,488
First Niagara Financial Group, Inc.	939,100	10,602,439
People’s United Financial, Inc.	515,400	6,555,888
Washington Federal, Inc.	657,099	9,376,803

		33,506,618

		289,848,083

Consumer Discretionary - 16.3%
Auto Components - 3.9%
Cooper Tire & Rubber Co.	543,900	8,805,741
Dana Holding Corp. (a)	1,329,100	13,636,566
Federal-Mogul Corp. (a)	775,000	11,853,625

TRW Automotive Holdings Corp. (a)	278,100	9,666,756

		43,962,688

Hotels, Restaurants & Leisure - 2.5%
Boyd Gaming Corp. (a)	717,300	4,978,062
Royal Caribbean Cruises Ltd. (a)	514,200	12,628,752
Wyndham Worldwide Corp.	477,300	11,068,587

		28,675,401

Household Durables - 2.4%
American Greetings Corp.	733,500	14,156,550
NVR, Inc. (a)	11,100	6,706,176
Pulte Group, Inc. (a)	840,100	6,746,003

		27,608,729

Leisure Equipment & Products - 0.5%
Callaway Golf Co.	915,800	5,723,750

Media - 2.9%
CBS Corp. - Class B	468,300	6,471,906
Gannett Co., Inc.	569,100	6,880,419
Interpublic Group of Cos., Inc. (The) (a)	1,443,200	12,310,496
Meredith Corp.	234,100	6,849,766

		32,512,587

Specialty Retail - 3.1%
AnnTaylor Stores Corp. (a)	641,600	9,835,728
Foot Locker, Inc.	542,800	6,372,472
Men’s Wearhouse, Inc. (The)	212,508	4,097,154
Office Depot, Inc. (a)	2,377,300	8,106,593
Signet Jewelers Ltd. (a)	236,600	6,255,704

		34,667,651

Textiles, Apparel & Luxury Goods - 1.0%
Jones Apparel Group, Inc.	760,500	11,696,490

		184,847,296

Industrials - 10.5%
Airlines - 0.6%
Alaska Air Group, Inc. (a)	150,000	6,634,500

Building Products - 1.3%
AO Smith Corp.	135,700	6,968,195
Masco Corp.	717,500	7,526,575

		14,494,770

Electrical Equipment - 3.0%
EnerSys (a)	414,500	9,148,015
General Cable Corp. (a)	493,200	10,973,700
Thomas & Betts Corp. (a)	377,000	13,930,150

		34,051,865

Machinery - 3.1%
Briggs & Stratton Corp.	556,875	10,107,281
Mueller Industries, Inc.	508,500	11,990,430

Terex Corp. (a)	728,000	13,256,880

		35,354,591

Professional Services - 0.5%
Kelly Services, Inc. - Class A (a)	560,981	5,856,642

Road & Rail - 1.2%
Con-way, Inc.	257,900	6,759,559
Hertz Global Holdings, Inc. (a)	829,800	7,061,598

		13,821,157

Trading Companies & Distributors - 0.8%
WESCO International, Inc. (a)	294,000	9,490,320

		119,703,845

Utilities - 9.7%
Electric Utilities - 5.6%
Northeast Utilities	531,400	15,394,658
NV Energy, Inc.	1,136,400	14,545,920
Pepco Holdings, Inc.	998,000	17,914,100
Portland General Electric Co.	795,000	15,884,100

		63,738,778

Gas Utilities - 1.0%
UGI Corp.	410,400	11,327,040

Multi-Utilities - 3.1%
CMS Energy Corp.	1,027,325	17,978,187
NiSource, Inc.	1,005,225	17,430,602

		35,408,789

		110,474,607

Energy - 8.4%
Energy Equipment & Services - 3.7%
Helix Energy Solutions Group, Inc. (a)	1,133,500	10,314,850
Helmerich & Payne, Inc.	271,200	10,045,248
Oil States International, Inc. (a)	162,400	6,695,752
Rowan Cos., Inc. (a)	607,900	15,629,109

		42,684,959

Oil, Gas & Consumable Fuels - 4.7%
Forest Oil Corp. (a)	500,600	13,075,672
Southern Union Co.	644,500	14,501,250
Swift Energy Co. (a)	286,400	7,718,480
Teekay Corp.	455,200	11,065,912
Whiting Petroleum Corp. (a)	78,000	6,617,520

		52,978,834

		95,663,793

Information Technology - 8.4%
Communications Equipment - 0.9%
CommScope, Inc. (a)	543,900	10,198,125

Computers & Peripherals - 0.7%
NCR Corp. (a)	591,800	7,604,630

Electronic Equipment, Instruments & Components - 4.5%
Anixter International, Inc. (a)	273,400	12,543,592
Arrow Electronics, Inc. (a)	291,625	6,672,380
AU Optronics Corp. (Sponsored ADR) (a)	800,599	6,893,157
Avnet, Inc. (a)	278,600	6,379,940
Flextronics International Ltd. (a)	1,671,400	8,240,002
Insight Enterprises, Inc. (a)	741,000	9,736,740

		50,465,811

IT Services - 1.7%
Amdocs Ltd. (a)	269,900	7,079,477
Convergys Corp. (a)	1,245,700	12,618,941

		19,698,418

Semiconductors & Semiconductor Equipment - 0.6%
Siliconware Precision Industries Co. (Sponsored ADR)	702,000	3,137,940
Teradyne, Inc. (a)	448,054	4,023,525

		7,161,465

		95,128,449

Materials - 8.1%
Chemicals - 5.2%
Arch Chemicals, Inc.	363,100	11,154,432
Cytec Industries, Inc.	247,800	11,753,154
Huntsman Corp.	1,251,600	11,402,076
PolyOne Corp. (a)	1,181,400	11,518,650
Rockwood Holdings, Inc. (a)	505,000	13,054,250

		58,882,562

Metals & Mining - 2.9%
Commercial Metals Co.	964,000	12,560,920
Reliance Steel & Aluminum Co.	336,375	12,529,969
Steel Dynamics, Inc.	552,400	7,567,880

		32,658,769

		91,541,331

Health Care - 5.9%
Health Care Equipment & Supplies - 1.8%
Kinetic Concepts, Inc. (a)	359,300	11,468,856
Teleflex, Inc.	196,550	9,446,193

		20,915,049

Health Care Providers & Services - 3.4%
AMERIGROUP Corp. (a)	292,000	10,774,800
Community Health Systems, Inc. (a)	361,700	9,429,519
LifePoint Hospitals, Inc. (a)	402,217	12,235,441
Molina Healthcare, Inc. (a)	248,115	6,292,197

		38,731,957

Pharmaceuticals - 0.7%
Par Pharmaceutical Cos., Inc. (a)	288,300	7,602,471

		67,249,477

Consumer Staples - 4.8%
Beverages - 1.3%
Constellation Brands, Inc. - Class A (a)	893,125	14,879,462

Food & Staples Retailing - 0.4%
Supervalu, Inc.	523,150	5,085,018

Food Products - 2.5%
Bunge Ltd.	143,100	7,584,300
Smithfield Foods, Inc. (a)	821,200	13,245,956
Tyson Foods, Inc. - Class A	444,400	7,279,272

		28,109,528

Tobacco - 0.6%
Universal Corp.	187,309	6,679,439

		54,753,447

Total Common Stocks (cost $1,127,854,984)		1,109,210,328

	Shares
SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 2.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.19% (b) (cost $27,964,004)	27,964,004	27,964,004

Total Investments - 100.0% (cost $1,155,818,988) (c)		1,137,174,332
Other assets less liabilities - (0.0%)		(402,542)

Net Assets - 100.0%		$1,136,771,790

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of August 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $97,932,971 and gross unrealized depreciation of investments was $(116,577,627), resulting in net unrealized depreciation of $(18,644,656).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

AllianceBernstein Small/Mid Cap Value Fund

August 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,109,210,328	$—	$—	$1,109,210,328
Short-Term Investments	27,964,004	—	—	27,964,004

Total Investments in Securities	1,137,174,332	—	—	1,137,174,332
Other Financial Instruments*	—	—	—	—

Total	$1,137,174,332	$—	$—	$1,137,174,332

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Value Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.6%
Financials - 18.4%
Capital Markets - 2.2%
Goldman Sachs Group, Inc. (The)	29,900	$4,094,506
Morgan Stanley	209,200	5,165,148

		9,259,654

Commercial Banks - 5.7%
BB&T Corp.	170,800	3,778,096
Comerica, Inc.	73,300	2,522,253
Fifth Third Bancorp	360,500	3,983,525
Wells Fargo & Co.	597,100	14,061,705

		24,345,579

Consumer Finance - 0.6%
Capital One Financial Corp.	70,100	2,653,986

Diversified Financial Services - 6.1%
Bank of America Corp.	781,500	9,729,675
Citigroup, Inc. (a)	897,400	3,338,328
JPMorgan Chase & Co.	358,700	13,042,332

		26,110,335

Insurance - 3.8%
ACE Ltd.	41,800	2,235,046
Allstate Corp. (The)	93,000	2,566,800
Berkshire Hathaway, Inc. (a)	56,800	4,474,704
Travelers Cos., Inc. (The)	115,200	5,642,496
XL Group PLC	75,800	1,357,578

		16,276,624

		78,646,178

Consumer Discretionary - 17.1%
Auto Components - 0.9%
Lear Corp. (a)	33,900	2,497,074
TRW Automotive Holdings Corp. (a)	40,700	1,414,732

		3,911,806

Automobiles - 0.8%
Ford Motor Co. (a)	313,500	3,539,415

Hotels, Restaurants & Leisure - 0.5%
Royal Caribbean Cruises Ltd. (a)	85,900	2,109,704

Household Durables - 1.6%
DR Horton, Inc.	128,100	1,314,306
Garmin Ltd.	144,700	3,850,467
NVR, Inc. (a)	3,000	1,812,480

		6,977,253

Media - 9.4%
Cablevision Systems Corp.	149,500	3,750,955
CBS Corp.-Class B	272,000	3,759,040
Comcast Corp.-Class A	342,300	5,860,176
DIRECTV (a)	102,100	3,871,632
News Corp.-Class A	455,800	5,729,406
Time Warner Cable, Inc.-Class A	180,000	9,289,800

Time Warner, Inc.	255,700	7,665,886

		39,926,895

Multiline Retail - 0.6%
Kohl’s Corp. (a)	50,400	2,367,792

Specialty Retail - 2.4%
Foot Locker, Inc.	8,500	99,790
Gap, Inc. (The)	182,000	3,073,980
Office Depot, Inc. (a)	448,250	1,528,533
Ross Stores, Inc.	65,800	3,265,654
TJX Cos., Inc.	54,500	2,163,105

		10,131,062

Textiles, Apparel & Luxury Goods - 0.9%
Jones Apparel Group, Inc.	263,000	4,044,940

		73,008,867

Consumer Staples - 13.9%
Beverages - 0.7%
Constellation Brands, Inc.-Class A (a)	165,500	2,757,230

Food & Staples Retailing - 0.9%
Safeway, Inc.	193,000	3,628,400

Food Products - 6.0%
Archer-Daniels-Midland Co.	108,000	3,324,240
Bunge Ltd.	85,300	4,520,900
ConAgra Foods, Inc.	79,200	1,709,928
Kraft Foods, Inc.-Class A	184,700	5,531,765
Sara Lee Corp.	376,300	5,433,772
Smithfield Foods, Inc. (a)	216,600	3,493,758
Tyson Foods, Inc.-Class A	104,900	1,718,262

		25,732,625

Household Products - 4.7%
Kimberly-Clark Corp.	60,500	3,896,200
Procter & Gamble Co. (The)	273,300	16,307,811

		20,204,011

Tobacco - 1.6%
Altria Group, Inc.	259,100	5,783,112
Reynolds American, Inc.	21,700	1,183,518

		6,966,630

		59,288,896

Health Care - 11.9%
Biotechnology - 1.6%
Amgen, Inc. (a)	76,200	3,889,248
Gilead Sciences, Inc. (a)	88,100	2,806,866

		6,696,114

Health Care Providers & Services - 0.6%
Community Health Systems, Inc. (a)	94,800	2,471,436

Pharmaceuticals - 9.7%
AstraZeneca PLC (Sponsored ADR)	116,800	5,773,424
Eli Lilly & Co.	43,300	1,453,148
Johnson & Johnson	240,600	13,719,012

Merck & Co., Inc.	144,100	5,066,556
Pfizer, Inc.	975,200	15,534,936

		41,547,076

		50,714,626

Energy - 11.0%
Energy Equipment & Services - 1.6%
Ensco PLC (Sponsored ADR)	105,700	4,347,441
Rowan Cos., Inc. (a)	94,400	2,427,024

		6,774,465

Oil, Gas & Consumable Fuels - 9.4%
Apache Corp.	27,800	2,497,830
Chevron Corp.	60,900	4,516,344
ConocoPhillips	138,100	7,240,583
Devon Energy Corp.	89,800	5,413,144
Forest Oil Corp. (a)	121,800	3,181,416
Hess Corp.	86,100	4,326,525
Marathon Oil Corp.	179,500	5,472,955
Newfield Exploration Co. (a)	54,100	2,597,341
Nexen, Inc. (New York)	238,600	4,416,486
Occidental Petroleum Corp.	10,600	774,648

		40,437,272

		47,211,737

Industrials - 6.8%
Aerospace & Defense - 1.2%
Northrop Grumman Corp.	68,800	3,723,456
Raytheon Co.	32,200	1,414,224

		5,137,680

Air Freight & Logistics - 0.5%
FedEx Corp.	26,900	2,099,545

Airlines - 0.7%
Delta Air Lines, Inc. (a)	293,466	3,069,654

Electrical Equipment - 0.3%
Cooper Industries PLC	26,100	1,098,549

Industrial Conglomerates - 1.7%
General Electric Co.	510,900	7,397,832

Machinery - 2.4%
Ingersoll-Rand PLC	118,900	3,867,817
Parker Hannifin Corp.	59,600	3,525,936
SPX Corp.	28,000	1,569,680
Terex Corp. (a)	70,200	1,278,342

		10,241,775

		29,045,035

Telecommunication Services - 5.0%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	503,600	13,612,308
Frontier Communications Corp.	4,776	36,919
Verizon Communications, Inc.	19,900	587,249

		14,236,476

Wireless Telecommunication Services - 1.7%
Sprint Nextel Corp. (a)	637,729	2,601,934
Vodafone Group PLC (Sponsored ADR)	180,900	4,374,162

		6,976,096

		21,212,572

Information Technology - 5.0%
Communications Equipment - 0.8%
Motorola, Inc. (a)	462,400	3,481,872

Computers & Peripherals - 1.7%
Dell, Inc. (a)	243,700	2,868,349
Hewlett-Packard Co.	108,800	4,186,624

		7,054,973

Electronic Equipment, Instruments & Components - 0.9%
Tyco Electronics Ltd.	152,900	3,749,108

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.	76,200	1,350,264
Teradyne, Inc. (a)	82,700	742,646

		2,092,910

Software - 1.1%
Microsoft Corp.	203,700	4,782,876

		21,161,739

Utilities - 3.9%
Electric Utilities - 2.2%
Edison International	94,000	3,172,500
Pepco Holdings, Inc.	91,800	1,647,810
Pinnacle West Capital Corp.	114,100	4,546,885

		9,367,195

Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	73,600	2,158,688

Multi-Utilities - 1.2%
CMS Energy Corp.	69,450	1,215,375
NiSource, Inc.	237,400	4,116,516

		5,331,891

		16,857,774

Materials - 2.6%
Chemicals - 0.6%
Agrium, Inc.	17,500	1,217,475
CF Industries Holdings, Inc.	15,700	1,452,250

		2,669,725

Metals & Mining - 2.0%
Cliffs Natural Resources, Inc.	24,800	1,517,512
Freeport-McMoRan Copper & Gold, Inc.	69,600	5,009,808

Steel Dynamics, Inc.	147,900	2,026,230

		8,553,550

		11,223,275

Total Common Stocks (cost $415,138,569)		408,370,699

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.19% (b) (cost $4,344,164)	4,344,164	4,344,164

Total Investments - 96.6% (cost $419,482,733) (c)		412,714,863
Other assets less liabilities - 3.4%		14,421,643

Net Assets - 100.0%		$427,136,506

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of August 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,623,891 and gross unrealized depreciation of investments was $(41,391,761), resulting in net unrealized depreciation of ($6,767,870).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Value Fund

August 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$408,370,699	$—	$—	$408,370,699
Short-Term Investments	4,344,164	—	—	4,344,164

Total Investments in Securities	412,714,863	—	—	412,714,863
Other Financial Instruments*	—	—	—	—

Total	$412,714,863	$—	$—	$412,714,863

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2010